Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Debentures [Abstract]
Schedule of composition convertible debentures

		Outstanding
		par	Nominal	Effective	Carrying amount
		value	Interest	interest	December 31
		amount	rate	rate	2017	2016
		NIS			NIS
	Denomination	in millions	%	%	in millions
FCR (series E,F,I,J) **)	C$	606	4.96	*) 6.12	-	592
Less - current maturities					-	296
					-	296

*) Weighted average interest rate.

**) For details regarding the deconsolidation of FCR, refer to note 8E.